CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balances at Dec. 31, 2012	$ 216,066,241	$ 4,118	$ 69,670,922	$ 145,828,260	$ 562,941
Balances (in shares) at Dec. 31, 2012		41,177,217
Ordinary shares repurchased and retired	(5,024,760)	$ (146)	(5,024,614)	0	0
Ordinary shares repurchased and retired (in shares)		(1,458,953)
Ordinary shares issued for cash at $3.00 per share- rights offering	29,354,850	$ 978	29,353,872	0	0
Ordinary shares issued for cash at $3.00 per share- rights offering (in shares)		9,784,950
Ordinary shares issued for repayment of shareholders loan	34,197,930	$ 974	34,196,956	0	0
Ordinary shares issued for repayment of shareholders loan (in shares)		9,743,000
Rights offering costs for issuance of ordinary shares	(2,067,809)	$ 0	(2,067,809)	0	0
Director shares issued for compensation	200,000	$ 6	199,994	0	0
Director shares issued for compensation (in shares)		60,610
Dividend paid	(8,945,377)	$ 0	0	(8,945,377)	0
Net income (loss)	5,387,502	0	0	5,387,502	0
Foreign currency translation adjustment	(76,610)	0	0	0	(76,610)
Balances at Dec. 31, 2013	269,091,967	$ 5,930	126,329,321	142,270,385	486,331
Balances (in shares) at Dec. 31, 2013		59,306,824
Ordinary shares repurchased and retired	(4,193,554)	$ (142)	(4,193,412)	0	0
Ordinary shares repurchased and retired (in shares)		(1,415,300)
Incentive shares issued for Bao Li Gaming 2013 rolling chip turnover target	3,837,500	$ 125	3,837,375	0	0
Incentive shares issued for Bao Li Gaming 2013 rolling chip turnover target (in shares)		1,250,000
Incentive shares issued for Oriental VIP Room 2014 rolling chip turnover target	3,875,000	$ 125	3,874,875	0	0
Incentive shares issued for Oriental VIP Room 2014 rolling chip turnover target (in shares)		1,250,000
Ordinary shares issued for repayment of shareholders loan	0
Director shares issued for compensation	200,000	$ 6	199,994	0	0
Director shares issued for compensation (in shares)		60,790
Dividend paid	(1,539,260)	$ 0	0	(1,539,260)	0
Net income (loss)	(60,077,935)	0	0	(60,077,935)	0
Foreign currency translation adjustment	65,092	0	0	0	65,092
Balances at Dec. 31, 2014	211,258,810	$ 6,044	130,048,153	80,653,190	551,423
Balances (in shares) at Dec. 31, 2014		60,452,314
Incentive shares issued for Bao Li Gaming 2014 rolling chip turnover target	1,342,750	$ 103	1,342,647	0	0
Incentive shares issued for Bao Li Gaming 2014 rolling chip turnover target (in shares)		1,025,000
Incentive shares issued for the Oriental VIP Room 2015 rolling chip turnover target	1,645,938	$ 72	1,645,866	0	0
Incentive shares issued for the Oriental VIP Room 2015 rolling chip turnover target (in shares)		718,750
Ordinary shares issued for repayment of shareholders loan	0
Director shares issued for compensation	200,000	$ 11	199,989	0	0
Director shares issued for compensation (in shares)		111,730
Dividend paid	(1,909,712)	$ 0	0	(1,909,712)	0
Net income (loss)	5,117,769	0	0	5,117,769	0
Foreign currency translation adjustment	89,182	0	0	0	89,182
Balances at Dec. 31, 2015	$ 217,744,737	$ 6,230	$ 133,236,655	$ 83,861,247	$ 640,605
Balances (in shares) at Dec. 31, 2015		62,307,794